Filed Pursuant to Rule 497(e)
1933 Act Registration File No. 333-182274
1940 Act File No. 811-22310

EXPLANATORY NOTE

On behalf of ETF Managers Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are XBRL exhibits containing interactive data format risk/return summary information that mirrors the risk summary information contained in a supplement to the Prospectus and Summary Prospectus dated March 27, 2020, for the ETFMG Prime Junior Silver Miners ETF, ETFMG Prime Cyber Security ETF, ETFMG Prime Mobile Payments ETF, ETFMG Alternative Harvest ETF, BlueStar Israel Technology ETF, Etho Climate Leadership U.S. ETF, ETFMG Video Game Tech ETF, AI Powered Equity ETF, ETFMG Drone Economy Strategy ETF, ETFMG Travel Tech ETF, ETFMG Sit Ultra Short ETF, filed pursuant to Rule 497(e) on March 27, 2020.  The purpose of this filing is to submit the XBRL exhibits for the risk summary information provided in the 497(e) filing (Accession Number 0000894189-20-002295).

The XBRL exhibits attached hereto consist of the following:

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE